Total
Eventide Multi-Asset Income Fund
Multi-Asset Income Fund
Average Annual Total Returns (periods ended December 31, 2021)
Average Annual Total Returns - Eventide Multi-Asset Income Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Eventide Multi-Asset Income Fund Class A		Return Before Taxes	9.52%	9.65%	8.51%	Jul. 15, 2015
Eventide Multi-Asset Income Fund Class A | Return After Taxes on Distributions			7.74%	8.63%	7.59%
Eventide Multi-Asset Income Fund Class A | Return After Taxes on Distributions and Sale of Fund Shares			6.26%	7.30%	6.45%
Eventide Multi-Asset Income Fund Class C		Return Before Taxes	15.16%	10.07%	8.66%	Jul. 15, 2015
Eventide Multi-Asset Income Fund Class I		Return Before Taxes	16.28%	11.16%	9.73%	Jul. 15, 2015
Eventide Multi-Asset Income Fund Class N		Return Before Taxes	16.06%	10.95%	9.53%	Jul. 15, 2015
Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		22.58%	15.10%	12.70%
Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)			(1.29%)	2.79%	2.54%
Multi-Asset Income Blend (reflects no deduction for fees, expenses or taxes)	[2]		10.22%	9.24%	7.91%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)			28.34%	11.22%	10.64%
[1]	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because the Russell Midcap Total Return Index better represents the Fund’s investment strategy.
[2]	The Multi-Asset Income Blend is composed of 50% Russell Midcap Total Return Index and 50% Bloomberg U.S. Intermediate Aggregate Bond Index.

Multi-Asset Income Fund

Effective December 30, 2022, the Fund’s primary benchmark will change from the Russell Midcap Value Index to the Russell Midcap Total Return Index. In addition, the Russell Midcap Total Return Index will replace the Russell Midcap Value Index as a component of the Fund’s blended index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2021)
Class A Shares	1 Year	5 Years	Since inception (7/15/2015)
Return Before Taxes	9.52%	9.65%	8.51%
Return After Taxes on Distributions	7.74%	8.63%	7.59%
Return After Taxes on Distributions and Sale of Fund Shares	6.26%	7.30%	6.45%
Class C Shares
Return Before Taxes	15.16%	10.07%	8.66%
Class N Shares
Return Before Taxes	16.06%	10.95%	9.53%
Class I Shares
Return Before Taxes	16.28%	11.16%	9.73%
Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)*	22.58%	15.10%	12.70%
Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(1.29)%	2.79%	2.54%
Multi-Asset Income Blend (reflects no deduction for fees, expenses or taxes) [1]	10.22%	9.24%	7.91%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	28.34%	11.22%	10.64%

1.	The Multi-Asset Income Blend is composed of 50% Russell Midcap Total Return Index and 50% Bloomberg U.S. Intermediate Aggregate Bond Index.
*	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because the Russell Midcap Total Return Index better represents the Fund’s investment strategy.

Eventide Dividend Opportunities Fund
Dividend Opportunities Fund
Average Annual Total Returns (periods ended December 31, 2021)
Average Annual Total Returns - Eventide Dividend Opportunities Fund		Label	1 Year	Since Inception	Inception Date
Eventide Dividend Opportunities Fund Class A Shares		Return Before Taxes	24.20%	14.84%	Sep. 27, 2017
Eventide Dividend Opportunities Fund Class A Shares | Return After Taxes on Distributions			23.20%	14.33%
Eventide Dividend Opportunities Fund Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares			14.64%	11.68%
Eventide Dividend Opportunities Fund Class C Shares		Return Before Taxes	30.70%	15.60%	Sep. 27, 2017
Eventide Dividend Opportunities Fund Class I Shares		Return Before Taxes	32.00%	16.74%	Sep. 27, 2017
Eventide Dividend Opportunities Fund Class N Shares		Return Before Taxes	31.71%	16.50%	Sep. 27, 2017
Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		22.58%	14.93%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	[1]		28.34%	11.41%
[1]	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because Russell Midcap Total Return Index better represents the Fund’s investment strategy.

Dividend Opportunities Fund

Effective December 30, 2022, the Fund’s primary benchmark will change from the Russell Midcap Value Index to the Russell Midcap Total Return Index. In addition, the Fund’s supplemental benchmark will change from the Russell Midcap Total Return Index to the Russell Midcap Value Index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2021)
Class A Shares	1 Year	Since inception (9/27/2017)
Return Before Taxes	24.20%	14.84%
Return After Taxes on Distributions	23.20%	14.33%
Return After Taxes on Distributions and Sale of Fund Shares	14.64%	11.68%
Class C Shares
Return Before Taxes	30.70%	15.60%
Class N Shares
Return Before Taxes	31.71%	16.50%
Class I Shares
Return Before Taxes	32.00%	16.74%
Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)*	22.58%	14.93%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)*	28.34%	11.41%

*	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because Russell Midcap Total Return Index better represents the Fund’s investment strategy.